GENERAL INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of general information about financial statements [text block] [Abstract]
GENERAL INFORMATION

NOTE 1 - GENERAL INFORMATION

LATAM Airlines Group S.A. (the “Company”) is an open stock company registered with the Commission for the Financial Market under No. 306, whose shares are listed in Chile on the Electronic Stock Exchange of Chile - Stock Exchange and the Santiago Stock Exchange. After Chapter 11 filing, the ADR program is no longer trading on NYSE. Since then Latam’s ADR are trading in the United States of America on the OTC (Over-The-Counter) markets. LATAM Airlines Group S.A. and certain of its direct and indirect affiliates are currently subject to a reorganization process in the United States of America under Chapter 11 of Title 11 of the United States Code at the United States Bankruptcy Court for the Southern District of New York (the “Chapter 11 Proceedings” or “Chapter 11”).

Its main business is the air transport of passengers and cargo, both in the domestic markets of Chile, Peru, Colombia, Ecuador and Brazil, as well as in a series of regional and international routes in America, Europe and Oceania. These businesses are developed directly or by its subsidiaries in Ecuador, Peru, Brazil, Colombia, Argentine and Paraguay. In addition, the Company has subsidiaries that operate in the cargo business in Chile, Brazil and Colombia.

The Company is located in Chile, in the city of Santiago, on Avenida Américo Vespucio Sur No. 901, Renca commune.

As of December 31, 2021, the Company’s statutory capital is represented by 606,407,693 ordinary shares without nominal value. All shares are subscribed and paid considering the capital reduction that occurred in full, after the legal period of three years to subscribe the balance of 466,382 outstanding shares, of the last capital increase approved in August of the year 2016.

The major shareholders of the Company are Delta Air Lines who owns 20% of the shares and the Cueto Group, which through the companies Costa Verde Aeronáutica S.A., Costa Verde Aeronáutica SpA, and Inv. Costa Verde Ltda y Cia at CPA., owns 16.39% of the shares issued by the Company.

As of December 31, 2021, the Company had a total of 4,828 shareholders in its registry. At that date, approximately 13.07% of the Company’s property was in the form of ADRs.

For the year ended December 31, 2021, the Company had an average of 28,600 employees, ending this year with a total number of 29,114 people, distributed in 4,372 Administration employees, 14,784 in Operations, 6,708 Cabin Crew and 3,250 Command crew.

The main subsidiaries included in these consolidated financial statements are as follows:

a)	Percentage ownership

		Country	Functional	As December 31, 2021			As December 31, 2020			As December 31, 2019
Tax No.	Company	of origin	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%

96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000
Foreign	Latam Airlines Perú S.A.	Peru	US$	23.6200	76.1900	99.8100	23.6200	76.1900	99.8100	49.0000	21.0000	70.0000
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981
Foreign	Connecta Corporation	U.S.A.	US$	0.0000	100.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidiary	U.S.A.	US$	0.0000	100.0000	100.0000	99.9714	0.0286	100.0000	99.9714	0.0286	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	99.9999	0.0001	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	0.0000	100.0000	100.0000	99.8900	0.1100	100.0000	99.8900	0.1100	100.0000
Foreign	Laser Cargo S.R.L.	Argentina	ARS	0.0000	100.0000	100.0000	96.2208	3.7792	100.0000	96.2208	3.7792	100.0000
Foreign	Lan Cargo Overseas Limited and Subsidiaries	Bahamas	US$	0.0000	100.0000	100.0000	99.9800	0.0200	100.0000	99.9800	0.0200	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary	Chile	US$	0.0000	100.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
96.575.810-0	Inversiones Lan S.A. and Subsidiaries	Chile	US$	99.9000	0.1000	100.0000	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000
96.847.880-K	Technical Trainning LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Peuco Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Profesional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Jarletul S.A.	Uruguay	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
Foreign	LatamTravel S.R.L.	Bolivia	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
76.262.894-5	Latam Travel Chile II S.A.	Chile	US$	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000
Foreign	TAM S.A. and Subsidiaries (*)	Brazil	BRL	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000

(*)	As of December 31, 2021, the indirect participation percentage on TAM S.A. and Subsidiaries is from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 51.04% of political rights. Its percentage arise as a result of the provisional measure No. 863 of the Brazilian government implemented in December 2018 that allows foreign capital to have up to 100% of the property.

b)	Financial Information

		Statement of financial position									Net Income
											For the year ended
		As of December 31,			As of December 31,			As of December 31,			December 31,
		2021			2020			2019			2021	2020	2019
Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Gain /(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

96.969.680-0	Lan Pax Group S.A. and Subsidiaries (*)	432,271	1,648,715	(1,236,243)	404,944	1,624,944	(1,219,539)	632,673	1,487,248	(853,624)	(7,289)	(290,980)	(26,551)
Foreign	Latam Airlines Perú S.A.	484,388	417,067	67,321	661,721	486,098	175,623	519,363	510,672	8,691	(109,392)	(175,485)	(3,550)
93.383.000-4	Lan Cargo S.A.	721,484	537,180	184,304	749,789	567,128	182,661	634,852	462,666	172,186	1,590	10,936	(4,157)
Foreign	Connecta Corporation	61,068	19,312	41,756	57,922	17,335	40,587	64,110	24,023	40,087	1,169	500	1,677
Foreign	Prime Airport Services Inc. and Subsidiary (*)	24,654	25,680	(1,026)	25,050	26,265	(1,215)	22,068	23,102	(1,034)	190	(181)	802
96.951.280-7	Transporte Aéreo S.A.	471,094	327,955	143,139	546,216	347,714	198,502	359,335	142,423	216,912	(56,135)	(39,032)	14,610
96.631.520-2	Fast Air Almacenes de Carga S.A.	18,303	10,948	7,355	20,132	11,576	8,556	20,182	12,601	7,581	48	500	796
Foreign	Laser Cargo S.R.L.	(5)	-	(5)	(6)	-	(6)	(10)	-	(10)	-	-	-
Foreign	Lan Cargo Overseas Limited and Subsidiaries (*)	36,617	14,669	21,940	218,435	14,355	203,829	48,929	15,228	33,450	(806)	(92,623)	(6,579)
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary (*)	202,402	113,930	23,563	250,027	86,691	130,823	65,422	78,890	(12,111)	(54,961)	1,452	(2,497)
96.575.810-0	Inversiones Lan S.A. and Subsidiaries (*)	1,284	45	1,239	1,394	65	1,329	1,329	50	1,279	(90)	50	(54)
96.847.880-K	Technical Trainning LATAM S.A.	2,004	467	1,537	2,181	625	1,556	2,378	1,075	1,303	181	60	(282)
Foreign	Latam Finance Limited	1,310,733	1,688,821	(378,088)	1,310,735	1,584,311	(273,576)	1,362,762	1,531,238	(168,476)	(104,512)	(105,100)	(90,736)
Foreign	Peuco Finance Limited	1,307,721	1,307,721	-	1,307,721	1,307,721	-	664,458	664,458	-	-	-	-
Foreign	Profesional Airline Services INC.	61,659	58,808	2,851	17,345	14,772	2,573	3,509	1,950	1,559	278	1,014	1,096
Foreign	Jarletul S.A.	24	1,116	(1,092)	34	1,076	(1,042)	150	860	(710)	(50)	(332)	(603)
Foreign	LatamTravel S.R.L.	64	132	(68)	1,061	1,106	(45)	161	138	23	(23)	(33)	(8)
76.262.894-5	Latam Travel Chile II S.A.	588	1,457	(869)	943	1,841	(898)	672	1,354	(682)	29	392	-
Foreign	TAM S.A. and Subsidiaries (*)	2,608,859	3,257,148	(648,289)	3,110,055	3,004,935	105,120	5,090,180	3,550,875	1,539,305	(756,633)	(1,025,814)	186,140

(*)	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.

In addition, special purpose entities have been consolidated: 1. Chercán Leasing Limited, intended to finance advance payments of aircraft; 2. Guanay Finance Limited, intended for the issue of a securitized bond with future credit card payments; 3. Private investment funds; 4. Vari Leasing Limited, Yamasa Sangyo Aircraft LA1 Kumiai, Yamasa Sangyo Aircraft LA2 Kumiai, LS-Aviation No.17 Co. Limited, LS-Aviation No.18 Co. Limited, LS-Aviation No.19 C.O. Limited, LS-Aviation No.20 C.O. Limited, LS-Aviation No.21 C.O. Limited, LS-Aviation No.22 C.O. Limited, LS-Aviation No.23 Co. Limited, and LS-Aviation No.24 Co. Limited, requirements for financing aircraft. These companies have been consolidated as required by IFRS 10.

All entities over which Latam has control have been included in the consolidation. The Company has analyzed the control criteria in accordance with the requirements of IFRS 10. For those subsidiaries that filed for bankruptcy under Chapter 11 (See note 2 to the consolidated financial statements), although in this reorganization process in certain cases decisions are subject to authorization by the Court, considering that the Company and various subsidiaries filed for bankruptcy before the same Court, and before the same judge, the Court generally views the consolidated entity as a single group and management considers that the Company continues to maintain control over its subsidiaries and therefore have considered appropriate to continue to consolidate these subsidiaries.

Changes occurred in the consolidation perimeter between January 1, 2020 and December 31, 2021, are detailed below:

(1) Incorporation or acquisition of companies

-	On January 21, 2021, Transporte Aéreos del Mercosur S.A. puchased 2,392,166 preferred shares of Inversora Cordillera S.A. consequently, the shareholding composition of Inversora Cordillera S.A. is as follows: Lan Pax Group S.A. with 90.5% and Transporte Aéreos del Mercosur S.A. with 9.5%.

-	On January 21, 2021, Transporte Aéreos del Mercosur S.A. purchased 53,376 preferred shares of Lan Argentina S.A. consequently, the shareholding composition of Lan Argentina S.A. is as follows: Inversora Cordillera S.A. with 95%, Lan Pax Group S.A. with 4% and Transporte Aéreos del Mercosur S.A. with 1%.

-	On December 22, 2020, Línea Aérea Carguera de Colombia S.A. carries out a capital increase for 1,861,785 shares, consequently, its shareholding composition is as follows: LATAM Airlines Group S.A. with 4.57%, Fast Air S.A. with 1.53%, Inversiones Lan S.A. with 1.53%, Lan Pax Group S.A. with 1.53% and Lan Cargo Inversiones S.A. 81.31%.

-	On December 22, 2020, Inversiones Aéreas S.A. carries out a capital increase for 9,504,335 shares, consequently its shareholding composition as follows: LATAM Airlines Group S.A. with 33.41%, Línea Aérea Carguera de Colombia S.A. with 66.43% and Mas Investment Limited with 0.16%.

-	On December 22, 2020, Latam Airlines Perú S.A. carries out a capital increase for 12,312,020 shares, consequently its shareholding composition as follows: LATAM Airlines Group S.A. with 23.62% and Inversiones Aéreas S.A. with 76.19%.

-	On December 16, 2020, Lan Pax Group S.A. carries out capital increase for 23,678 shares. However, the shareholding composition has not changed.

-	On December 18, 2020, Latam Ecuador S.A. carries out a capital increase for 30,000,000 shares. However, the shareholding composition is not modified.

-	On March 23, 2020, Transporte Aéreo S.A. carries out a capital increase for 109,662 shares which were acquired by Mas Investment Limited, consequently, the shareholding of Transporte Aéreo S.A. is as follows: Lan Cargo S.A. with 87.12567%, Inversiones Lan S.A. with 0.00012% and Mas Investment Limited with 12.87421%.